Financial Instruments and Fair Value Measurements (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrealized Gain (Loss) on Derivatives	$ 314	$ 361	$ 129
Gain (Loss) on Derivative Instruments, Net, Pretax	(85)	(178)	(465)
Impairment of Long-Lived Assets to be Disposed of	12,480	23,483
Derivative Liabilities, Noncurrent	446	760
Interest Rate Swap One [Member]
Notional Amount of Price Risk Derivatives	4,340
Derivative, Fixed Interest Rate	5.07%
Derivative, Maturity Date	Sep. 30, 2015
Interest Rate Swap Two [Member]
Notional Amount of Price Risk Derivatives	2,323
Derivative, Fixed Interest Rate	5.55%
Derivative, Maturity Date	Jul. 31, 2015
Interest Rate Swap [Member]
Unrealized Gain (Loss) on Derivatives	314	361	129
Gain (Loss) on Interest Rate Fair Value Hedge Ineffectiveness	399	539	594
Gain (Loss) on Derivative Instruments, Net, Pretax	$ 85	$ 178	$ 465